SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2019	Apr. 17, 2019	Oct. 14, 2018
Yuezhong International Co., Ltd [Member] | Leaping Group Co., Ltd [Member]
Ownership percentage	100.00%
Yuezhong Media HK [Member] | Leaping Group Co., Ltd [Member]
Ownership percentage	100.00%
Yuezhong (Shenyang) Technology Co., Ltd [Member] | Leaping Group Co., Ltd [Member]
Ownership percentage	100.00%
Leaping Media Group Co., Ltd. [Member] | Leaping Group Co., Ltd [Member]
Ownership percentage	0.00%
Yuezhong (Beijing) Film Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%
Yuezhong Media (Dalian) Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%
Shenyang Tianniu Media Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%
Shenyang Xiagong Hotel Management Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%
Harbin Yuechuzhong Media Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%
Horgos Xinyuezhong Film Media Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%	100.00%
Liaoning Leaping International Cinema Management Co., Ltd [Member] | Leaping Media Group Co., Ltd. [Member]
Ownership percentage	0.00%		100.00%